Investment Objectives and Goals	Jul. 31, 2025
Integrity Dividend Harvest Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY DIVIDEND HARVEST FUND—FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Integrity Dividend Harvest Fund (the “Fund”) seeks to maximize total return by emphasizing high current income
Objective, Secondary [Text Block]	with long term appreciation as a secondary objective, consistent with preservation of capital.
Integrity Dividend Summit Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY DIVIDEND SUMMIT FUND—FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Integrity Dividend Summit Fund (the “Fund”) seeks to maximize qualified dividend income
Objective, Secondary [Text Block]	with long term appreciation as a secondary objective.
INTEGRITY GROWTH & INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Integrity Growth & Income Fund (the “Fund”) seeks to provide long-term growth of capital
Objective, Secondary [Text Block]	with dividend income as a secondary objective.
Integrity High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY HIGH INCOME FUND—FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Integrity High Income Fund (the “Fund”) seeks to provide a high level of current income
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
Integrity Mid-North American Resources Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY MID-NORTH AMERICAN RESOURCES FUND--FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Integrity Mid-North American Resources Fund (the “Fund”) seeks to provide long-term capital appreciation.
Integrity Short Term Government Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTEGRITY SHORT TERM GOVERNMENT FUND--FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Integrity Short Term Government Fund (the “Fund”) seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.